Selective Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Selective Quarterly Financial Data (unaudited)
Schedule of selective quarterly financial data (unaudited)

	Net Income /	Weighted average number of General Partner and Limited Partner Units outstanding				Net Income / (Loss) per weighted average
Quarter Ended	(Loss)	Series A	Series F	Series G	Series I	Series A	Series F	Series G	Series I

December 31, 2013	$4,312,077	136,017,449	61,091	17,462,354	1,497,602	$0.0252	$6.02	$0.0261	$0.0409
September 30, 2013	(5,622,815)	162,231,045	66,250	18,381,424	1,688,736	(0.0282)	(6.90)	(0.0298)	(0.0262)
June 30, 2013	(13,234,871)	200,364,270	70,478	19,695,227	1,873,085	(0.0550)	(13.51)	(0.0581)	(0.0615)
March 31, 2013	(3,939,795)	223,756,617	74,805	20,908,396	1,922,531	(0.0149)	(3.59)	(0.0155)	(0.0091)

December 31, 2012	$(10,922,919)	252,136,637	78,737	21,896,186	2,000,105	$(0.0370)	$(8.80)	$(0.0381)	$(0.0352)
September 30, 2012	(3,396,176)	278,403,557	81,258	22,621,697	1,926,284	(0.0104)	(2.79)	(0.0121)	(0.0073)
June 30, 2012	(229,443)	303,708,654	86,373	23,497,617	1,996,632	(0.0009)	0.13	0.0000	0.0103
March 31, 2012	(16,282,682)	327,717,234	90,659	24,305,942	2,152,850	(0.0432)	(10.34)	(0.0448)	(0.0427)

December 31, 2011	$(14,000,632)	324,770,222	92,337	25,041,655	2,686,980	$(0.0369)	$(9.52)	$(0.0415)	$(0.0370)
September 30, 2011	16,692,303	312,831,615	93,433	25,494,239	2,730,581	0.0454	11.41	0.0496	0.0624
June 30, 2011	(13,551,965)	307,193,411	94,738	26,297,047	2,654,107	(0.0378)	(8.90)	(0.0385)	(0.0362)
March 31, 2011	(6,332,096)	297,988,615	96,347	26,951,719	2,574,311	(0.0181)	(4.31)	(0.0187)	(0.0123)